Financial assets and liabilities - Maturity profile of the Business' borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities
Total borrowings	$ 4,451	$ 3,933
Deferred debt issue costs	(32)	(31)
Net borrowings	4,419	3,902
Gross lease liabilities	438	444
Within one year or on demand
Financial liabilities
Total borrowings	118	105
Gross lease liabilities	130	110
Total borrowings	303	270
Derivative financial instruments	17	32
Trade payables	1,437	1,170
Between one and three years
Financial liabilities
Total borrowings	1,269	755
Total borrowings	1,609	1,049
Derivative financial instruments	16	20
Between three and five years
Financial liabilities
Total borrowings	1,722	3,017
Total borrowings	1,918	3,181
Derivative financial instruments		1
Greater than five years
Financial liabilities
Total borrowings	1,342	56
Gross lease liabilities	64	66
Total borrowings	1,360	67
Derivative financial instruments	4
Later than one year and not later than five years
Financial liabilities
Gross lease liabilities	244	268
Between one and three years, between three and five years and greater than five years | Senior Secured Notes and Senior Notes
Financial liabilities
Total borrowings	$ 4,056	$ 3,517